INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS [Abstract]
Investment at Fair Value Through Profit or Loss
a)	Investment at fair value through profit or loss consist of the following:

	2023	2022
	S/(000)	S/(000)

Government Bonds (i)	1,555,548	651,219
Investment funds (ii)	1,199,026	885,574
Mutual funds (iii)	1,106,548	1,582,050
Restricted mutual funds (iv)	334,162	351,317
Corporate bonds	228,302	103,330
Certificates of deposit BCRP (v)	192,666	-
Participation in RAL Funds (vi)	145,414	167,781
Bonds from financial organizations	92,907	47,770
Shares	38,723	47,820
Subordinated bonds	31,582	84,121
ETF (Exchange - Traded Fund)	29,582	25,042
Central Bank of Chile bonds	12,655	202,986
Hedge funds	291	280
Others	8,917	48,269
Balance before accrued interest	4,976,323	4,197,559
Accrued interest	6,338	1,775
Total	4,982,661	4,199,334

(i)	As of December 31, 2023, and 2022 the balance of these instruments includes the following government treasury bonds:

	2023	2022
	S/(000)	S/(000)

Colombian Government Bonds	1,401,000	609,255
Peruvian Government Bonds	141,349	–
Chilean Government Bonds	8,497	38,153
Swiss Government Bonds	4,702	–
United States of America Government Bonds	–	3,811
Total	1,555,548	651,219

(ii)
As of December 31, 2023, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia and other countries, which represent 54.3 percent, 28.1 percent, 10.0 percent, and 7.6 percent respectively. As of December 31, 2022, the balance corresponds mainly to investment funds in Peru, the United States of America, Colombia and other countries, which represented 44.3 percent, 30.8 percent, 15.5 percent and 9.4 percent respectively.

(iii)
As of December 31, 2023, the balance corresponds to mutual funds from Luxembourg, Bolivia, Ireland, and other countries, which represent 52.0 percent, 35.5 percent, 6.7 percent, and 5.8 percent of the total, respectively. As of December 31, 2022, the balance corresponds to mutual funds from Luxembourg, Bolivia, Peru, and other countries, which represent 64.2 percent, 23.5 percent, 4.8 percent, and 7.5 percent of the total, respectively.

(iv)
The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.

(v)
As of December 31, 2023, the balance corresponded to 520 certificates of deposit for US$51.9 million, equivalent to S/192.7 million, which accrue interest at an effective annual rate of 5.68 percent, and maturing in January 2024

(vi)
As of December 31, 2023, these funds are approximately Bs194.6 million, equivalent to S/105.2 million, and US$10.8 million, equivalent to S/40.2 million. As of December 31, 2022, these funds amounted to approximately Bs218.7 million, equivalent to S/121.7 million, and US$12.1 million, equivalent to S/46.1 million; and include the investments made by the Group in the Central Bank of Bolivia as guarantee for deposits received from the public. These funds have restrictions for their use and are required from all banks in Bolivia.

Investments at Fair Value through Other Comprehensive Income
b)	Investments at fair value through other comprehensive income consist of the following:

	2023				2022
		Unrealized gross amount				Unrealized gross amount
	Cost	Profits	Losses	Estimated fair value	Cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debts instruments:

Corporate bonds (i)	13,643,405	177,408	(643,985)	13,176,828	13,914,118	61,336	(1,194,756)	12,780,698
Certificates of deposit BCRP (ii)	10,924,181	11,125	(53)	10,935,253	7,021,219	868	(2,608)	7,019,479
Government Bonds (iii)	10,387,141	185,055	(207,320)	10,364,876	9,139,100	59,788	(670,177)	8,528,711
Securitization instruments (iv)	710,695	15,611	(48,421)	677,885	772,737	1,564	(107,377)	666,924
Negotiable certificates of deposit (v)	458,503	6,501	(2,368)	462,636	577,286	9,988	(1,516)	585,758
Subordinated bonds	282,368	2,243	(6,793)	277,818	377,111	462	(17,467)	360,106
Others	340,867	1,210	(1,739)	340,338	117,123	958	(6,831)	111,250
	36,747,160	399,153	(910,679)	36,235,634	31,918,694	134,964	(2,000,732)	30,052,926
Equity instruments designated at the initial recognition

Shares issued by:
Alicorp S.A.A.	12,197	134,185	–	146,382	12,197	144,641	–	156,838
Inversiones Centenario	112,647	23,214	–	135,861	112,647	14,158	–	126,805
Holding Bursatil Chilena S.A.	20,457	–	(1,761)	18,696	–	–	–	–
Holding Bursatil Regional S.A.	20,599	–	(2,318)	18,281	–	–	–	–
Corporación Andina de Fomento	4,441	776	–	5,217	4,441	930	–	5,371
Compañía Universal Textil S.A.	6,195	–	(2,415)	3,780	9,597	–	(3,191)	6,406
Bolsa de Valores de Colombia	33	–	149	182	3,541	–	(1,152)	2,389
Bolsa de Valores de Lima	–	–	–	–	18,367	6,632	–	24,999
Bolsa de Comercio de Santiago	–	–	–	–	3,995	4,006	–	8,001
Pagos Digitales Peruanos S.A.	5,611	–	(5,611)	–	5,611	–	(5,611)	–
Others	3,522	2,906	(25)	6,403	2,844	3,392	(690)	5,546
	185,702	161,081	(11,981)	334,802	173,240	173,759	(10,644)	336,355

Balance before accrued interest	36,932,862	560,234	(922,660)	36,570,436	32,091,934	308,723	(2,011,376)	30,389,281
Accrued interest				473,504				396,880
Total				37,043,940				30,786,161

The variation in the fair value of the investments is mainly due to the decrease in interest rates in soles and in foreign currency, which positively affected the investment portfolios at fair value with changes in other comprehensive income as of December 31, 2023. Credicorp’s management has determined that the unrealized losses of investments at fair value through other comprehensive income as of December 31, 2023 and December 31, 2022 are of a temporal nature; considering factors such as the planned strategy in relation to the security or portfolio identified, the related guarantee and the credit rating of the issuers. During 2023, as a result of the evaluation of the impairment loss of investments at fair value with changes in other comprehensive income, the Group has recorded a provision for credit loss of S/4.3 million (provision for credit loss of S/58.3 million ended December 31, 2022), which is presented in the caption “Net gain in securities”, see note 21 of the consolidated statement of income. Furthermore, Management has decided and has the ability to hold each of these investments for a period of time to allow an early recovery in fair value, even before their sufficient recovery or maturity.

Maturities and Annual Market Rates of Available for Sale Investments
The maturities and annual market rates of investments at fair value through other comprehensive income during 2023 and 2022, are as follows:

	Maturities		Annual effective interest rate
	2023	2022	2023						2022
			S/		US$		Other currencies		S/		US$		Other currencies
			Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
			%	%	%	%	%	%	%	%	%	%	%	%

Corporate bonds	Jan-2024 / Nov-2095	Jan-2023 / Nov-2095	3.17	18.23	2.26	54.02	2.98	15.67	4.10	13.45	0.29	29.61	2.60	14.89
Certificates of deposit BCRP	Jan-2024 / Dec-2024	Jan-2023 / Sep-2023	5.42	6.74	–	–	–	–	7.13	7.48	–	–	–	–
Government bonds	Jan-2024 / Feb-2055	Jan-2023 / Feb-2055	0.90	6.82	0.92	8.89	4.19	4.19	1.87	8.13	–	8.19	–	–
Securitization instruments	Sep-2025 / Sep-2045	Aug-2023 / Sep-2045	4.11	29.78	6.09	16.11	5.80	6.00	5.03	30.87	5.64	16.63	3.50	7.50
Negotiable certificates of deposits	Jan-2024 / Nov-2037	Jan-2023 / Jul-2033	–	–	–	–	0.53	5.74	8.76	8.76	2.48	4.80	1.00	13.50
Subordinated bonds	Apr-2024 / Aug-2045	Jan-2023 / Aug-2045	3.23	9.42	2.81	7.14	–	–	2.15	10.01	3.36	23.73	–	–
Others	Jan-2024 / Feb-2035	Apr-2023 / Feb-2035	0.14	1.76	8.12	9.08	0.25	6.10	2.22	9.56	8.03	8.58	0.05	0.08

Likewise, as of December 31, 2023, the Group entered into repurchase agreements for government bonds and BCRP certificates of deposit classified as investments at fair value through other comprehensive income, for an estimated fair value of S/4,269.9 million (S/1,108.1 million as of December 31, 2022), whose related liability is presented in “Accounts payable for repurchase agreements and securities lending” of the consolidated statement of financial position, see note 5(c).

As of December 31, 2023, the Group maintains IRS, which have been designated as hedges of the fair value of certain fixed-rate bonds in US dollars issued by corporate companies classified as investments at fair value through other comprehensive income, for a nominal amount of S/778.9 million (S/926.5 million as of December 31, 2022), see note 12(c); through said IRS these bonds were economically converted to a variable rate.

Balance of Government Treasury Bonds
(iii)	As of December 31, 2023 and December 31, 2022, the balance includes the following Government Treasury Bonds:

	2023	2022
	S/(000)	S/(000)

Peruvian Government Bonds	8,260,261	6,126,564
United States of America Government Bonds	1,740,125	2,103,713
Colombian Government Bonds	204,525	130,883
Chilean Government Bonds	78,034	78,383
Bolivian Government Bonds	41,436	67,040
Others	40,495	22,128
Total	10,364,876	8,528,711

Balance of Securitization Instruments
(iv)	As of December 31, 2023 and December 31, 2022, the balance of securitization instruments includes the following:

	2023	2022
	S/(000)	S/(000)

Inmuebles Panamericana S.A.	153,034	133,079
ATN S.A.	77,666	77,047
Colegios Peruanos S.A.	77,560	61,109
Multimercados Zonales S.A.C.	53,540	47,643
Inmobiliaria Terrano S.A. y Operadora Portuaria S.A.	40,530	–
Costa de Sol S.A.	36,717	37,653
Nessus Hoteles Perú S.A.	34,330	32,519
Concesionaria La Chira S.A.	27,457	25,906
Ferreyros S.A.	25,068	–
Redesur y Tesur	24,504	27,718
Centro Comercial Plaza Norte S.A.C.	24,504	21,996
Compañía de Turismo La Paz S.A.C.	24,174	23,375
Asociación Civil San Juan Bautista	23,565	24,122
Aeropuertos del Perú S.A.	14,730	30,301
Homecenters Peruanos S.A.	–	22,804
Fábrica Nacional de Cemento S.A.	–	22,529
Telefónica Celular de Bolivia S.A.	–	21,470
Others	40,506	57,653
Total	677,885	666,924

Amortized Cost of Investments
c)	Amortized cost investments consist of the following:

	2023
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian Government Bonds (i)	9,323,970	8,860,624
Corporate bonds (i)	447,245	447,774
Other government bonds (i)	89,484	89,482
Negotiable certificates of deposits	55,336	29,672
Subordinated bonds (i)	29,648	29,801
Certificates of payment on work progress (CRPAO) (ii)	22,717	22,433
	9,968,400	9,479,786
Accrued interest	220,527	220,527
Total investments at amortized cost, net	10,188,927	9,700,313

	2022
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian Government Bonds (i)	9,573,026	8,055,873
Corporate bonds (i)	442,558	445,684
Other government bonds (i)	114,262	113,759
Subordinated bonds (i)	49,597	49,830
Certificates of payment on work progress (CRPAO) (ii)	47,584	46,786
	10,227,027	8,711,932
Accrued interest	218,702	218,702
Total investments at amortized cost, net	10,445,729	8,930,634

The expected loss of investments at amortized cost as of December 31, 2023 and 2022 is S/2.3 million and S/3.9 million, respectively.

(i)
As of December 31, 2023, said bonds have maturities between January 2024 and February 2042; accruing interest at an effective annual rate between 5.59 percent and 6.82 percent annually for bonds issued in soles, between 4.53 percent and 21.23 percent for bonds issued in US dollars, and between 8.67 percent and 11.53 percent annually for bonds issued in other currencies. As of December 31, 2022, they have maturities between January 2023 and February 2042; accruing interest at an effective annual rate between 6.65 percent and 8.13 percent annually for bonds issued in soles, between 2.59 percent and 16.30 percent for bonds issued in US dollars, and between 5.66 percent and 11.24 percent annually for bonds issued in other currencies.

Credicorp Management has determined that, as of December 31, 2023, the difference between the amortized cost and the fair value of these investments is of a temporary nature and Credicorp has the intention and ability to hold each of these investments until maturity.
As of December 31, 2023, the Group has investment repurchase agreement operations at amortized cost for an estimated fair value of S/2,264.1 million. As of December 31, 2022, the amount amounted to S/3,540.5 million, the related liability of which is presented in the item “Payables from repurchase agreements and securities lending” of the condensed interim consolidated statement of financial position, see note 5(c).

(ii)
As of December 31, 2023, there are 26 certificates of Annual Recognition of Work Progress Payment - CRPAO (57 CRPAO as of December 31, 2022), issued by the Peruvian State to finance projects and concessions. Said issuance is a mechanism established in the concession contract signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2024 and April 2026, accruing interest at an effective annual rate between 7.12 percent and 7.75 percent (between January 2023 and April 2026, accruing interest at an effective annual rate between 6.20 percent and 7.59 percent as of December 31, 2022).

Balance of Investments Classified by Maturity
d)	The table below shows the balance of investments classified by maturity, without considering accrued interest or provision for credit loss:

	2023
	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)

Up to 3 months	5,297,064	102,203
From 3 months to 1 year	7,778,579	1,309,800
From 1 to 3 years	5,409,142	733,057
From 3 to 5 years	5,378,056	1,193,767
More than 5 years	12,372,792	6,629,573
Without maturity	334,803	–
Total	36,570,436	9,968,400

	2022
	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)

Up to 3 months	8,246,819	191,098
From 3 months to 1 year	2,599,972	343,670
From 1 to 3 years	4,088,478	1,456,530
From 3 to 5 years	4,374,806	459,604
More than 5 years	10,742,851	7,776,125
Without maturity	336,355	–
Total	30,389,281	10,227,027